21) Financial assets at fair value through other comprehensive income (Details Text) - BRL (R$) R$ in Thousands	1 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Financial Assets At Fair Value Through Other Comprehensive Income Details Text Abstract
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	R$ 20,009,471
Other comprehensive income fair value changes	R$ 1,794,263
Financial instruments pledged as collateral, classified as Financial assets at fair value through other comprehensive income		R$ 35,548,882	R$ 71,964,109